Item 1. Schedule of Investments:
--------------------------------
PUTNAM TAX-FREE HEALTH CARE FUND

QUARTERLY PORTFOLIO HOLDINGS

02-28-05


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Putnam Tax-Free Health Care Fund
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The fund's portfolio
February 28, 2005 (Unaudited)

KEY TO ABBREVIATIONS
AMBAC -- AMBAC Indemnity Corporation
COP -- Certificate of Participation
FGIC -- Financial Guaranty Insurance Company
FHA Insd. -- Federal Housing Administration Insured
FNMA Coll. -- Federal National Mortgage Association Collateralized
FSA -- Financial Security Assurance
GNMA Coll. -- Government National Mortgage Association Collateralized
G.O. Bonds -- General Obligation Bonds
MBIA -- MBIA Insurance Company
U.S. Govt. Coll. -- U.S. Government Collateralized
VRDN -- Variable Rate Demand Notes

Municipal bonds and notes (98.9%) (a)
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Principal amount                                                                                 Rating (RAT)              Value
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
Arizona (1.8%)
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       $600,000  AZ Hlth. Fac. Auth. Hosp. Syst. Rev. Bonds (John C. Lincoln Hlth. Network),
                 6 7/8s, 12/1/20                                                                 BBB                    $675,780
        600,000  Casa Grande, Indl. Dev. Auth. Rev. Bonds (Casa Grande Regl. Med. Ctr.),
                 Ser. A, 7 5/8s, 12/1/29                                                         B-/P                    638,808
        490,000  Maricopa Cnty., School Dist. G.O. Bonds (No. 006 Washington Elementary),
                 Ser. B, FSA, 5 3/8s, 7/1/13                                                     Aaa                     552,455
        975,000  Scottsdale, Indl. Dev. Auth. Hosp. Rev. Bonds (Scottsdale Hlth. Care), 5.8s,
                 12/1/31                                                                         A3                    1,046,936
        500,000  Yavapai Cnty., Indl. Dev. Auth. Rev. Bonds (Yavapai Regl. Med. Ctr.), Ser. A,
                 6s, 8/1/33                                                                      Baa2                    529,040
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                                                                                                                       3,443,019

Arkansas (1.3%)
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      1,335,000  AR Dev. Fin. Auth. Rev. Bonds, Ser. D, GNMA/FNMA Coll., 3s, 1/1/24              AAA                   1,353,343
      1,000,000  AR State Hosp. Dev. Fin. Auth. Rev. Bonds (Washington Regl. Med. Ctr.),
                 7 3/8s, 2/1/29                                                                  Baa2                  1,118,830
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                                                                                                                       2,472,173

California (12.3%)
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      1,100,000  CA State Dept. of Wtr. Resources Rev. Bonds, Ser. A, 5 1/4s, 5/1/20             A2                    1,188,110
        750,000  CA Statewide Cmnty. Dev. Auth. Rev. Bonds (Daughters of Charity Hlth.),
                 5 1/4s, 7/1/25                                                                  BBB+                    784,020
      4,000,000  Corona, COP (Vista Hosp. Syst.), zero %, 7/1/29 (In default) (NON) (F)          D/P                      11,200
        500,000  Delano, COP (Delano Regl. Med. Ctr.), 5.6s, 1/1/26                              BBB-                    503,165
        300,000  Duarte, COP, Ser. A, 5 1/4s, 4/1/31                                             Baa2                    297,879
      1,600,000  Rancho Mirage, JT Powers Fin. Auth. Rev. Bonds (Eisenhower Med. Ctr.),
                 5 7/8s, 7/1/26                                                                  A3                    1,702,000
      9,000,000  Riverside Cnty., Asset Leasing Corp. Leasehold Rev. Bonds (Riverside Cnty.
                 Hosp.), MBIA, zero %, 6/1/25                                                    Aaa                   3,208,680
      6,000,000  San Bernardino Cnty., COP (Med. Ctr. Fin.), Ser. A, MBIA, 6 1/2s, 8/1/28        Aaa                   6,230,640
        250,000  San Diego, Association of Bay Area Governments (ABAG) Fin. Auth. For
                 Nonprofit Corps. Rev. Bonds (San Diego Hosp.), Ser. A, 6 1/8s, 8/15/20          Baa1                    273,870
      9,500,000  San Francisco, City & Cnty. Arpt. Rev. Bonds, 6s, 5/1/25                        AAA                   9,657,035
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                                                                                                                      23,856,599

Colorado (3.5%)
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      3,000,000  CO Hlth. Fac. Auth. Rev. Bonds (Hosp. Impt. - NCMC, Inc.), FSA, 5 3/4s,
                 5/15/19                                                                         Aaa                   3,295,920
                 CO Springs, Hosp. Rev. Bonds
        630,000  6 3/8s, 12/15/30                                                                A3                      696,415
        620,000  6 3/8s, 12/15/30 (Prerefunded)                                                  A3                      728,302
      1,500,000  Denver, Hlth. & Hosp. Auth. Hlth. Care Rev. Bonds, Ser. A, 5 3/8s, 12/1/28      Baa2                  1,505,775
        500,000  Montrose, Memorial Hosp. Rev. Bonds, 6 3/8s, 12/1/23                            BBB-                    534,250
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                                                                                                                       6,760,662

Connecticut (0.4%)
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        750,000  CT State Dev. Auth. 1st. Mtg. Gross Rev. Hlth. Care Rev. Bonds (Elim Street
                 Park Baptist, Inc.), 5.85s, 12/1/33                                             BBB+                    786,525

Florida (4.1%)
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      2,600,000  Coral Gables, Hlth. Fac. Auth. Hosp. Rev. Bonds (Baptist Hlth.), FSA, 5s,
                 8/15/29                                                                         Aaa                   2,701,140
      1,000,000  Highlands Cnty., Hlth. Fac. Auth. Rev. Bonds (Adventist Sunbelt), Ser. A, 6s,
                 11/15/31                                                                        A                     1,084,220
      1,000,000  Lee Cnty., Indl. Dev. Auth. Hlth. Care Fac. Rev. Bonds (Cypress Cove Hlth.
                 Pk.), Ser. A, 6 3/8s, 10/1/25                                                   BB-/P                 1,010,380
        880,000  Miami Beach, Hlth. Fac. Auth. Hosp. Rev. Bonds (Mount Sinai Med. Ctr.),
                 Ser. A, 6.8s, 11/15/31                                                          BB+                     934,824
      1,340,000  Orange Cnty., Hlth. Fac. Auth. Rev. Bonds (Orlando Regl. Hlth. Care), 5 3/4s,
                 12/1/32                                                                         A2                    1,437,539
        750,000  South Miami, Hlth. Fac. Auth. Rev. Bonds (Baptist Hlth.), 5 1/4s, 11/15/33      Aa3                     772,958
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                                                                                                                       7,941,061

Georgia (0.9%)
--------------------------------------------------------------------------------------------------------------------------------
      1,000,000  Forsyth Cnty., Hosp. Auth. Rev. Bonds (Baptist Hlth. Care Syst.), U.S. Govt.
                 Coll., 6 1/4s, 10/1/18                                                          AAA                   1,180,060
        110,000  GA Muni. Elec. Pwr. Auth. Rev. Bonds, Ser. Y, AMBAC, 6.4s, 1/1/13               Aaa                     129,636
        500,000  Savannah, Econ. Dev. Auth. Poll. Control Rev. Bonds (Intl. Paper Co.),
                 Ser. A, 5.1s, 8/1/14                                                            Baa2                    529,085
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                                                                                                                       1,838,781

Idaho (1.3%)
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      2,500,000  ID Hlth. Fac. Auth. VRDN (St. Lukes Med. Ctr.), FSA, 1.79s, 7/1/30              VMIG1                 2,500,000

Illinois (3.4%)
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                 IL Hlth. Fac. Auth. Rev. Bonds
      2,000,000  (Children's Memorial Hosp.), Ser. A, AMBAC, 5 3/4s, 8/15/25                     Aaa                   2,250,340
      4,000,000  (Hosp. Sisters Svcs., Inc.), Ser. A, MBIA, 5 1/4s, 6/1/08                       Aaa                   4,283,760
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                                                                                                                       6,534,100

Indiana (1.3%)
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      1,000,000  IN Hlth. Fac. Fin. Auth. Rev. Bonds (Sister of St. Francis Hlth.), MBIA,
                 5 3/8s, 11/1/27                                                                 Aaa                   1,057,810
        500,000  Jasper Hosp. Auth. Rev. Bonds (Memorial Hosp. Project), 5 1/2s, 11/1/32         AA                      521,530
      1,000,000  Rockport, Poll. Control Mandatory Put Bonds (Indiana Michigan Pwr. Co.),
                 Ser. C, 2 5/8s, 10/01/06                                                        Baa2                    993,030
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                                                                                                                       2,572,370

Iowa (1.8%)
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         30,000  Hills, Hlth. Care VRDN (Mercy Hosp.), 1.8s, 8/1/32                              VMIG1                    30,000
                 IA Fin. Auth. Hlth. Care Fac. Rev. Bonds
      1,470,000  (Care Initiatives), 9 1/4s, 7/1/25                                              BBB-/P                1,789,049
      1,500,000  (Genesis Med. Ctr.), 6 1/4s, 7/1/25                                             A1                    1,628,190
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                                                                                                                       3,447,239

Kansas (1.4%)
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        500,000  Lenexa, Hlth. Care Rev. Bonds (LakeView Village), Ser. C, 6 7/8s, 5/15/32       BB+                     531,945
      2,185,000  Olathe, Hlth. Fac. VRDN (Olathe Med. Ctr.), Ser. A, AMBAC, 1.8s, 9/1/32         A-1+                  2,185,000
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                                                                                                                       2,716,945

Kentucky (1.7%)
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      2,000,000  KY Econ. Dev. Fin. Auth. Rev. Bonds VRDN (Baptist Hlth. Care), Ser. C, 1.8s,
                 8/15/31                                                                         VMIG1                 2,000,000
      1,125,000  KY Econ. Dev. Fin. Auth. Hlth. Syst. Rev. Bonds (Norton Healthcare, Inc.),
                 Ser. A, 6 5/8s, 10/1/28                                                         BBB+/F                1,211,850
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                                                                                                                       3,211,850

Louisiana (2.3%)
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      1,040,000  LA Local Govt. Env. Fac. Cmnty. Dev. Auth. Rev. Bonds (St. James Place),
                 Ser. A, 7s, 11/1/20                                                             B-/P                  1,019,554
                 LA Pub. Fac. Auth. Rev. Bonds (FHA Insd. Mtg.-Baton Rouge), MBIA
      2,010,000  5s, 7/1/09                                                                      Aaa                   2,160,951
        935,000  5s, 1/1/09                                                                      Aaa                     999,319
        400,000  LA Pub. Fac. Auth. Hosp. Rev. Bonds (Lake Charles Memorial Hosp.), 8 5/8s,
                 12/1/30                                                                         CCC/P                   385,236
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                                                                                                                       4,565,060

Maine (2.1%)
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                 ME Hlth. & Higher Edl. Fac. Auth. Rev. Bonds, FSA
      2,230,000  Ser. B, 4.6s, 7/1/09                                                            AAA                   2,359,407
      1,500,000  Ser. C, 5 3/4s, 7/1/30                                                          Aaa                   1,649,010
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                                                                                                                       4,008,417

Maryland (0.2%)
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        345,000  MD State Hlth. & Higher Edl. Fac. Auth. Rev. Bonds (Medstar Hlth.), 5 3/4s,
                 8/15/14                                                                         Baa1                    382,657

Massachusetts (4.1%)
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                 MA State Hlth. & Edl. Fac. Auth. Rev. Bonds
        750,000  (Civic Investments), Ser. A, 9s, 12/15/15                                       BBB-/P                  861,660
        750,000  (Jordan Hosp.), Ser. E, 6 3/4s, 10/1/33                                         BBB-                    793,418
        250,000  (UMass Memorial), Ser. C, 6 5/8s, 7/1/32                                        Baa2                    271,220
        900,000  (UMass Memorial), Ser. C, 6 1/2s, 7/1/21                                        Baa2                    984,627
      1,000,000  (Berkshire Hlth. Syst.), Ser. E, 6 1/4s, 10/1/31                                BBB+                  1,065,520
      1,350,000  (Hlth. Care Syst. Covenant Hlth.), Ser. E, 6s, 7/1/31                           A-                    1,424,777
      1,000,000  (Baystate Med. Ctr.), Ser. F, 5.7s, 7/1/27                                      A1                    1,053,080
        350,000  (Milton Hosp.), Ser. C, 5 1/2s, 7/1/16                                          BBB                     356,139
      1,135,000  (Milton Hosp.), Ser. C, 5 1/2s, 7/1/09                                          BBB                   1,193,680
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                                                                                                                       8,004,121

Michigan (4.6%)
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        500,000  Flint, Hosp. Bldg. Auth. Rev. Bonds (Hurley Med. Ctr.), 6s, 7/1/20              Baa3                    514,125
      1,000,000  Garden City, Hosp. Fin. Auth. Rev. Bonds (Garden City Hosp. OB Group),
                 Ser. A, 5 3/4s, 9/1/17                                                          Ba2                     949,600
                 MI State Hosp. Fin. Auth. Rev. Bonds
      1,250,000  (Holland Cmnty. Hosp.), Ser. A, FGIC, 5 3/4s, 1/1/21                            A2                    1,355,125
      2,000,000  (Sparrow Hosp.), 5 5/8s, 11/15/31                                               A1                    2,089,300
      1,000,000  (Oakwood Oblig. Group), 5 1/2s, 11/1/17                                         A2                    1,085,200
        750,000  Pontiac, Hosp. Fin. Auth. Rev. Bonds (North Oakland Med. Ctr.), 6s, 8/1/23      Ba2                     650,018
      3,075,000  Waterford, Econ. Dev. Corp. Rev. Bonds (Canterbury Hlth.), 6s, 1/1/39           B-/P                  2,301,269
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                                                                                                                       8,944,637

Minnesota (1.4%)
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        500,000  Bemidji, Hosp. Fac. Rev. Bonds (First Mtge.-North Country Hlth.), 5 5/8s,
                 9/1/21                                                                          A                       521,765
        750,000  MN Agricultural & Econ. Dev. Board Rev. Bonds (Evangelical Lutheran), 6s,
                 2/1/27                                                                          A3                      812,835
        855,000  St. Paul, Hsg. & Hosp. Redev. Auth. Rev. Bonds (Healtheast), Ser. A, 6 5/8s,
                 11/1/17                                                                         Ba1                     861,524
        500,000  Winona, Hlth. Care Fac. Rev. Bonds, Ser. A, 6s, 7/1/34                          BBB-                    519,855
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                                                                                                                       2,715,979

Missouri (3.5%)
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        935,000  MO Hsg. Dev. Comm. Rev. Bonds (Home Ownership), GNMA/FNMA Coll., 5.55s,
                 9/1/34                                                                          AAA                   1,021,291
                 MO State Hlth. & Edl. Fac. Auth. Rev. Bonds
      1,700,000  (Jefferson Memorial Hosp.), 6.8s, 5/15/25                                       Baa2                  1,750,235
      1,500,000  (BJC Hlth. Syst.), 5 1/4s, 5/15/32                                              Aa2                   1,558,605
      2,390,000  MO State Hlth. & Edl. Fac. Auth. VRDN (St. Francis Med. Ctr.), Ser. A, 1.8s,
                 6/1/26                                                                          A-1+                  2,390,000
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                                                                                                                       6,720,131

New Hampshire (3.1%)
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                 NH Higher Ed. & Hlth. Fac. Auth. Rev. Bonds
      1,000,000  (Rivermead at Peterborough), 5 3/4s, 7/1/28                                     BB/P                    981,030
        375,000  (Lakes Region Hosp. Assn.), 5 3/4s, 1/1/08                                      BB-/P                   375,934
      2,900,000  NH Hlth. and Ed. Fac. Auth. Hosp. Rev. Bonds (Concord Hosp.), FGIC, 5s,
                 10/1/24                                                                         Aaa                   3,067,243
        900,000  NH State Bus. Fin. Auth. Rev. Bonds (Alice Peck Day Hlth. Syst.), Ser. A, 7s,
                 10/1/29                                                                         BBB-/P                  916,497
        650,000  NH State Bus. Fin. Auth. Poll. Control Rev. Bonds, 3 1/2s, 7/1/27               Baa2                    647,400
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                                                                                                                       5,988,104

New Jersey (2.4%)
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                 NJ Econ. Dev. Auth. Rev. Bonds
        500,000  (Cranes Mill), Ser. A, 7 1/2s, 2/1/27                                           BB-/P                   529,285
      1,000,000  (Cedar Crest Vlg., Inc.), Ser. A, 7 1/4s, 11/15/31                              BB-/P                 1,062,130
                 NJ Hlth. Care Fac. Fin. Auth. Rev. Bonds
        750,000  (Trinitas Hosp. Oblig. Group), 7 1/2s, 7/1/30                                   Baa3                    846,188
      2,000,000  Ser. A, AMBAC, 6s, 7/1/12                                                       Aaa                   2,302,460
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                                                                                                                       4,740,063

New Mexico (1.1%)
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      2,000,000  U. of NM Rev. Bonds (Hosp. Mtg.), FSA, FHA Insd., 5s, 1/1/24                    Aaa                   2,097,120

New York (7.8%)
--------------------------------------------------------------------------------------------------------------------------------
        720,000  Nassau Cnty., Indl. Dev. Agcy. Rev. Bonds (North Shore Hlth. Syst.), Ser. C,
                 5 5/8s, 11/1/10                                                                 A3                      777,946
        845,000  NY City, Indl. Dev. Agcy. Civic Fac. Rev. Bonds (Staten Island U. Hosp.),
                 Ser. A, 6 3/8s, 7/1/31                                                          Ba3                     807,127
                 NY State Dorm. Auth. Rev. Bonds
        600,000  (Winthrop-U. Hosp. Assn.), Ser. A, 5 1/2s, 7/1/32                               Baa1                    624,330
        750,000  (Winthrop Nassau U.), 5 1/2s, 7/1/23                                            Baa1                    781,455
      6,000,000  (Hosp. Insd. Mtg.), Ser. A, FSA, 5 1/4s, 8/15/12                                Aaa                   6,658,320
      2,475,000  (Hosp. Mtg.-Albany), Ser. A-1, FSA, FHA Insd., 5s, 2/15/14                      Aaa                   2,716,214
        750,000  Orange Cnty., Indl. Dev. Agcy. Rev. Bonds (Arden Hill Care Ctr. Newburgh),
                 Ser. C, 7s, 8/1/31                                                              BB-/P                   767,130
        370,000  Saratoga Cnty., Indl. Dev. Agcy. Civic Fac. Rev. Bonds (Saratoga Hosp.),
                 Ser. A, 5s, 12/1/13                                                             BBB+                    392,008
      1,000,000  Suffolk Cnty., Indl. Dev. Agcy. Cont. Care Retirement Rev. Bonds (Jefferson's
                 Ferry), Ser. A, 7 1/4s, 11/1/28                                                 BB-/P                 1,084,800
        500,000  Yonkers, Indl. Dev. Agcy. Civic Fac. Rev. Bonds (St. John's Riverside Hosp.),
                 Ser. A, 7 1/8s, 7/1/31                                                          BB                      517,925
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                                                                                                                      15,127,255

North Carolina (1.0%)
--------------------------------------------------------------------------------------------------------------------------------
        750,000  NC Med. Care Comm. Retirement Fac. Rev. Bonds (1st Mtge. -Givens Estates
                 Project), Ser. A, 6 1/2s, 7/1/32                                                BB-/P                   784,590
      1,000,000  NC State Muni. Pwr. Agcy. Rev. Bonds (No. 1, Catawba Elec.), Ser. B, 6 1/2s,
                 1/1/20                                                                          A3                    1,129,650
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                                                                                                                       1,914,240

North Dakota (0.6%)
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      1,000,000  Grand Forks, Hlth. Care Syst. Rev. Bonds (Altru Hlth. Syst. Oblig. Group),
                 7 1/8s, 8/15/24                                                                 Baa2                  1,094,380

Ohio (2.1%)
--------------------------------------------------------------------------------------------------------------------------------
      1,250,000  Cuyahoga Cnty., Rev. Bonds, Ser. A, 6s, 1/1/32                                  Aa3                   1,369,850
        750,000  Lorain Cnty., Hosp. Rev. Bonds (Catholic Hlth. Care Refurbish & Impt.),
                 Ser. A, 5 1/4s, 10/1/33                                                         AA-                     770,820
      1,000,000  Montgomery Cnty., Hosp. Rev. Bonds (Kettering Med. Ctr.), 6 3/4s, 4/1/22        A3                    1,091,460
        250,000  OH State Air Quality Dev. Auth. Rev. Bonds (Poll. Control), Ser. A, 5.95s,
                 5/15/29                                                                         Baa1                    250,840
        500,000  OH State Wtr. Dev. Auth. Poll. Control Fac. Rev. Bonds, 6.1s, 8/1/20            Baa2                    513,745
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                                                                                                                       3,996,715

Oklahoma (0.3%)
--------------------------------------------------------------------------------------------------------------------------------
        525,000  OK Dev. Fin. Auth. Rev. Bonds (Hillcrest Hlth. Care Syst.), Ser. A, U.S.
                 Govt. Coll., 5 5/8s, 8/15/29                                                    AAA                     583,349

Pennsylvania (8.7%)
--------------------------------------------------------------------------------------------------------------------------------
      2,210,000  Allegheny Cnty., Hosp. Dev. Auth. Rev. Bonds (UPMC Hlth.), Ser. B, MBIA, 6s,
                 7/1/24                                                                          Aaa                   2,686,498
      2,500,000  Blair Cnty., Hosp. Auth. Rev. Bonds (Altoona Hosp.), Ser. A, AMBAC, 4.7s,
                 7/1/08                                                                          Aaa                   2,640,050
        500,000  Chester Cnty., Hlth. & Ed. Fac. Auth. Rev. Bonds (Jenners Pond, Inc.),
                 7 1/4s, 7/1/24                                                                  BB-/P                   536,705
      1,135,000  College Township, Indl. Dev. Auth. Rev. Bonds (Nittany Valley Rehab. Hosp.),
                 7 5/8s, 11/1/07                                                                 AAA/P                 1,219,149
        250,000  Lancaster Cnty., Hosp. Auth. Rev. Bonds (Gen. Hosp.), 5 1/2s, 3/15/26           A                       262,310
        500,000  Lebanon Cnty., Hlth. Fac. Auth. Rev. Bonds (Good Samaritan Hosp.), 6s,
                 11/15/35                                                                        Baa1                    518,455
                 Lehigh Cnty., Gen. Purpose Auth. Rev. Bonds
        750,000  (St. Luke's Hosp. - Bethlehem), 5 3/8s, 8/15/33                                 Baa2                    763,995
      2,000,000  (Lehigh Valley Hosp. Hlth. Network), Ser. A, 5 1/4s, 7/1/32                     A2                    2,049,540
        375,000  Monroe Cnty., Hosp. Auth. Rev. Bonds (Pocono Med. Ctr.), 6s, 1/1/43             BBB+                    393,015
      1,215,000  PA State Higher Edl. Fac. Auth. Rev. Bonds (Philadelphia College of
                 Osteopathic Med.), 5s, 12/1/11                                                  A                     1,289,079
        545,925  Philadelphia, Hosp. & Higher Ed. Fac. Auth. Hosp. Rev. Bonds (Graduate Hlth.
                 Syst.), Ser. B, 6 1/4s, 7/1/13 (In default) (NON)                               D/P                         682
        701,513  Philadelphia, Hosp. & Higher Ed. Fac. Auth. Rev. Bonds (Graduate Hlth. Syst.
                 Oblig. Group), 7 1/4s, 7/1/18 (In default) (NON)                                D/P                         877
      1,450,000  Sayre, Hlth. Care Fac. Auth. Rev. Bonds (Guthrie Hlth.), Ser. A, 5 7/8s,
                 12/1/31                                                                         A-                    1,531,461
      1,250,000  Washington Cnty., Hosp. Auth. Rev. Bonds (Monongah Ela Vy Hosp.), 6 1/4s,
                 6/1/22                                                                          A3                    1,362,150
        500,000  West Shore, Area Hosp. Auth. Rev. Bonds (Holy Spirit Hosp.), 6 1/4s, 1/1/32     BBB+                    532,170
        940,000  York Cnty., Indl. Dev. Auth. 1st Mtge. Hlth. Fac. Rev. Bonds (Rehab. Hosp. of
                 York), 7 1/2s, 9/1/07                                                           AAA/P                 1,003,130
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                                                                                                                      16,789,266

South Carolina (2.0%)
--------------------------------------------------------------------------------------------------------------------------------
      1,000,000  Lexington Cnty. Hlth. Svcs. Dist. Inc. Hosp. Rev. Bonds, 5 1/2s, 5/1/37         A2                    1,055,880
        500,000  SC Hosp. Auth. Rev. Bonds (Med. U.), Ser. A, 6 1/2s, 8/15/32                    AAA                     598,335
                 SC Jobs Econ. Dev. Auth. Hosp. Fac. Rev. Bonds (Palmetto Hlth. Alliance)
        800,000  Ser. A, 7 3/8s, 12/15/21                                                        Baa2                    971,712
      1,250,000  Ser. C, 6s, 8/1/20                                                              Baa1                  1,354,538
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                                                                                                                       3,980,465

South Dakota (1.2%)
--------------------------------------------------------------------------------------------------------------------------------
      1,250,000  SD Hlth. & Ed. Fac. Auth. Rev. Bonds (Prairie Lakes), 5.65s, 4/1/22             Baa2                  1,270,300
      1,000,000  SD State Hlth & Edl. Fac. Auth. Rev. Bonds (Sioux Valley Hosp. & Hlth.
                 Syst.), Ser. A, 5 1/2s, 11/1/31                                                 A1                    1,050,380
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                                                                                                                       2,320,680

Tennessee (0.8%)
--------------------------------------------------------------------------------------------------------------------------------
      1,250,000  Johnson City, Hlth. & Edl. Fac. Board Hosp. Rev. Bonds (Mountain States
                 Hlth.), Ser. A, 7 1/2s, 7/1/33                                                  BBB+                  1,478,525

Texas (6.9%)
--------------------------------------------------------------------------------------------------------------------------------
        715,000  Abilene, Hlth. Fac. Dev. Corp. Rev. Bonds (Sears Methodist Retirement),
                 Ser. A, 7s, 11/15/33                                                            BB/P                    754,010
      1,000,000  Comal Cnty., Hlth. Fac. Dev. Corp. Rev. Bonds (Hlth. Care Syst. - McKenna
                 Memorial), Ser. A, 6 1/4s, 2/1/32                                               Baa2                  1,034,570
        900,000  Georgetown, Hlth. Fac. Dev. Corp. Rev. Bonds, 6 1/4s, 8/15/29                   BB                      892,170
      2,000,000  Harris Cnty., Hlth. Fac. Dev. Corp. Rev. Bonds (Christus Hlth.), Ser. A,
                 MBIA, 5 1/2s, 7/1/09                                                            Aaa                   2,170,960
        700,000  Harris Cnty., Hlth. Fac. Dev. Corp. Hosp. Rev. Bonds (Memorial Hermann Hlth.
                 Care Syst.), Ser. A, 5 1/4s, 12/1/18                                            A2                      750,708
      3,535,000  Lubbock, Hlth. Fac. Dev. Rev. Bonds (St. Joseph Hlth. Syst.), FSA, 5 1/4s,
                 7/1/09                                                                          Aaa                   3,806,488
      1,450,000  Lufkin, Hlth. Fac. Dev. Corp. Rev. Bonds (Memorial Hlth. Syst. of East TX),
                 5.7s, 2/15/28                                                                   BBB                   1,488,237
        425,000  North Central TX Hlth. Fac. Dev. Corp. VRDN (Hosp. Presbyterian Med. Ctr.),
                 Ser. D, MBIA, 1.79s, 12/1/15                                                    VMIG1                   425,000
      1,870,000  Tarrant Cnty., Hosp. Dist. Rev. Bonds, MBIA, 5 1/2s, 8/15/19                    Aaa                   2,070,697
--------------------------------------------------------------------------------------------------------------------------------
                                                                                                                      13,392,840

Utah (1.0%)
--------------------------------------------------------------------------------------------------------------------------------
      2,000,000  Salt Lake City, Hosp. Rev. Bonds, AMBAC, 6 3/4s, 5/15/20                        AAA                   2,013,100

Vermont (1.5%)
--------------------------------------------------------------------------------------------------------------------------------
      1,000,000  VT Hsg. Fin. Agcy. Rev. Bonds, Ser. 19A, FSA, 4.62s, 5/1/29                     Aaa                   1,015,350
      1,870,000  VT State Edl. & Hlth. Bldg. Fin. Agcy. Rev. Bonds (Northwestern Med. Ctr.),
                 6 1/4s, 9/1/18                                                                  BBB                   1,916,283
--------------------------------------------------------------------------------------------------------------------------------
                                                                                                                       2,931,633

Virginia (1.2%)
--------------------------------------------------------------------------------------------------------------------------------
        750,000  Henrico Cnty. Econ. Dev. Auth. Rev. Bonds (United Methodist), Ser. A, 6 1/2s,
                 6/1/22                                                                          BB+/P                   799,305
      1,500,000  Prince William Cnty., Indl. Dev. Auth. Hosp. Rev. Bonds (Potomac Hosp.
                 Corp.), 5.35s, 10/1/36                                                          A3                    1,551,390
--------------------------------------------------------------------------------------------------------------------------------
                                                                                                                       2,350,695

Washington (0.5%)
--------------------------------------------------------------------------------------------------------------------------------
        975,000  Tobacco Settlement Auth. of WA Rev. Bonds, 6 1/2s, 6/1/26                       BBB                   1,012,645

West Virginia (0.3%)
--------------------------------------------------------------------------------------------------------------------------------
        725,000  Princeton, Hosp. Rev. Bonds (Cmnty. Hosp. Assn., Inc.), 6.1s, 5/1/29            B2                      554,785

Wisconsin (3.0%)
--------------------------------------------------------------------------------------------------------------------------------
      1,000,000  Badger Tobacco Settlement Asset Securitization Corp. Rev. Bonds, 7s, 6/1/28     BBB                   1,060,940
      4,330,000  WI State Hlth. & Edl. Fac. Rev. Bonds (Aurora Med. Group Inc.), FSA, 6s,
                 11/15/09                                                                        Aaa                   4,842,889
--------------------------------------------------------------------------------------------------------------------------------
                                                                                                                       5,903,829
--------------------------------------------------------------------------------------------------------------------------------
                 Total Investments (cost $185,991,344) (b)                                                          $191,692,015
================================================================================================================================


(a) Percentages indicated are based on net assets of $193,816,330.

(RAT) The Moody's, Standard & Poor's or Fitch's ratings indicated are believed to be the most recent ratings available at February 28, 2005 for the securities listed. Ratings are generally ascribed to securities at the time of issuance. While the agencies may from time to time revise such ratings, they undertake no obligation to do so, and the ratings do not necessarily represent what the agencies would ascribe to these securities at February 28, 2005. Securities rated by Putnam are indicated by "/P". Security ratings are defined in the Statement of Additional Information.

(b) The aggregate identified cost on a tax basis is $185,990,491, resulting in gross unrealized appreciation and depreciation of $8,746,950 and $3,045,426, respectively, or net unrealized appreciation of $5,701,524.

(NON) Non-income-producing security.

(F) Security is valued at fair value following procedures approved by the Trustees.

The rates shown on VRDN and Mandatory Put Bonds are the current interest rates at February 28, 2005.

The dates shown on Mandatory Put Bonds are the next mandatory put dates.

The fund had the following industry group concentration greater than 10% at February 28,2005 (as a percentage of net assets):

Health care    82.7%

The fund had the following insurance concentrations greater than 10% at February 28, 2005 (as a percentage of net assets):

FSA            17.6%
MBIA           13.1

Security valuation Tax-exempt bonds and notes are valued at fair value on the basis of valuations provided by an independent pricing service, approved by the Trustees. Such services use information with respect to transactions in bonds, quotations from bond dealers, market transactions in comparable securities and various relationships between securities in determining value. Other investments are valued at fair value following procedures approved by the Trustees. Such valuations and procedures are reviewed periodically by the Trustees.

For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com


Item 2. Controls and Procedures:
--------------------------------

(a) The registrant's principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission's rules and forms.

(b) Changes in internal control over financial reporting:
Not applicable

Item 3. Exhibits:
------------------

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Investment Company Act of 1940, as amended, are filed herewith.


SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

NAME OF REGISTRANT

By (Signature and Title):            /s/ Michael T. Healy
                                     --------------------------
                                     Michael T. Healy
                                     Principal Accounting Officer
Date: April 27, 2005



Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):            /s/ Charles E. Porter
                                     ---------------------------
                                     Charles E. Porter
                                     Principal Executive Officer
Date: April 27, 2005



By (Signature and Title):            /s/ Steven D. Krichmar
                                     ---------------------------
                                     Steven D. Krichmar
                                     Principal Financial Officer
Date: April 27, 2005